Giralda Risk-Managed Growth Fund
FUND SUMMARY
Investment Objective:
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 11 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Giralda Risk-Managed Growth Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if held less than 60 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Giralda Risk-Managed Growth Fund		Class A Shares	Class I Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.27%	1.27%
Acquired Fund Fees and Expenses	[2]	0.21%	0.21%
Total Annual Fund Operating Expenses		2.73%	2.48%
Fee Waiver	[3]	(0.97%)	(0.97%)
Total Annual Fund Operating Expenses After Fee Waiver		1.76%	1.51%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses of the Fund until at least October 31, 2015, to ensure that total annual Fund operating expenses after fee waiver (exclusive of any (i) any front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, or (vii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than an adviser)) will not exceed 1.55% and 1.30% of the average daily net assets attributable to the Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the end of the fiscal year fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Giralda Risk-Managed Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	844	1,287	1,855	3,393
Class I Shares	154	680	1,233	2,743

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies:

The Fund's adviser seeks long-term capital appreciation by investing in the U.S. equity market. It seeks to limit losses through its risk management strategy.

Investment and Risk Management Strategies:

Momentum-Based Sector Rotation

The Fund’s adviser utilizes a momentum-based trading strategy which seeks to benefit from participating in positive market trends while avoiding negative market trends. The adviser divides the U.S. equity market into the ten GICS (Global Industry Classification Standard) industry sectors found in the S&P 500 Index and then uses its proprietary momentum algorithm in analyzing market data to generate buy and sell signals for each sector. The Fund gains it exposure to these sectors by investing in exchange-traded funds (“ETFs”).

• Stable-Weighting. In the absence of buy or sell signals, sector allocation is kept stable by periodic rebalancing to the target weights of the sectors. A sector’s target weight is fixed by the adviser, based on the sector’s long-term average market-cap weight in the S&P 500 Index.

• Maximum Allocation. No more than 25% of the Fund’s net assets may be allocated to any one sector. If fewer than four sectors have a “buy” signal, the remaining allocations will be made to money market funds, other cash equivalents or other securities including debt securities and volatility-related derivatives contracts, such as put options and structured notes.

• Buy and Sell Signals. When a sector receives a “sell” signal, it is sold in its entirety and the proceeds are invested in the remaining sectors proportionately to their target weights. Likewise, when a sector receives a “buy” signal, proceeds are proportionately taken from other sectors.

Tail Risk Hedge Protection

The Fund may invest in derivatives to hedge all or some of the downside risks associated with investing in equity securities. Such derivatives may include index swaps that are expected to appreciate in periods in which the U.S. equity markets experience volatility. The Fund’s adviser uses its tail risks hedge protection strategy to help protect against sudden market declines.

• As a risk management technique, the Fund may temporarily invest in cash equivalents, debt securities and volatility-related derivative contracts such as CBOE Market Volatility Index (VIX) futures.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The adviser buys securities and derivatives using the strategies described above and sells them to adjust the Fund's asset allocation and risk profile.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear through investments in specific securities and derivatives as well as indirectly through other mutual funds and ETFs.

• Derivatives Risk: Equity market-related swap contracts (including total return swaps) and options involve leverage risk, tracking risk and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. There is a risk that adverse price movements in a swap instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited).

• ETF and Mutual Fund Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and also may be higher than other mutual funds that invest directly in common stocks and other securities.

• Limited History of Operations: The Fund has a limited history of operations for investors to evaluate.

• Management Risk: The adviser's dependence on its asset allocation and risk management strategies and judgments about the attractiveness, value and potential appreciation of particular securities and derivatives may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall stock market risks will affect the value of individual instruments in which the Fund invests. Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.giraldaadvisors.com or by calling 1-855-GIRALDA.